15. Inventories (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of inventories [abstract]
Cost of sales to net realizable value	$ 375	$ 15
Inventories pledged as security for Terms of Financial Commitment	$ 2,750	$ 3,525